              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                              ON DECEMBER 20, 1999

                                         SECURITIES ACT REGISTRATION NO. 2-91216
                                INVESTMENT COMPANY ACT REGISTRATION NO. 811-4023
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / /
                          PRE-EFFECTIVE AMENDMENT NO.                        / /
                        POST-EFFECTIVE AMENDMENT NO. 38                      /X/
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      / /
                                AMENDMENT NO. 39                             /X/
                        (Check appropriate box or boxes)

                            ------------------------

                        PRUDENTIAL MUNICIPAL SERIES FUND
               (Exact name of registrant as specified in charter)

                             GATEWAY CENTER THREE,
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
              (Address of Principal Executive Offices) (Zip Code)
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-7530

                             DEBORAH A. DOCS, ESQ.
                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
                    (Name and Address of Agent for Service)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   As soon as practicable after the effective
                      date of the Registration Statement.

             It is proposed that this filing will become effective
                            (check appropriate box):

             / / immediately upon filing pursuant to paragraph (b) /X/ on December 23, 1999 pursuant to paragraph (b)
             / / 60 days after filing pursuant to paragraph (a)(1)
             / / on (date) pursuant to paragraph (a)(1)
             / / 75 days after filing pursuant to paragraph (a)(2)
             / / on (date) pursuant to paragraph (a)(2) of rule 485.

             If appropriate, check the following box:

             / / this post-effective amendment designates a new
                 effective date for a previously filed post-effective amendment.

  Title of Securities Being Registered......Shares of Beneficial Interest,
                                            $.01 Par Value.

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--------------------------------------------------------------------------------

Pursuant to Rule 485(b)(1)(iii), Registrant hereby designates December 23, 1999 as the new effective date for post-effective amendment no. 37 to the Fund's registration statement on Form N-1A, the contents of which are incorporated by reference herein in their entirety.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 20th day of December, 1999.

                                               PRUDENTIAL MUNICIPAL SERIES FUND

                                               By:       /s/ JOHN R. STRANGFELD,
                                                   JR.
                                                 -------------------------------
                                                    John R. Strangfeld, Jr.,
                                                             President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                        NAME                           TITLE                                      DATE
                        ----                           -----                                      ----
             /s/ EDWARD D. BEACH
-------------------------------------------            Trustee                              December 20, 1999
              Edward D. Beach

             /s/ EUGENE C. DORSEY
-------------------------------------------            Trustee                              December 20, 1999
              Eugene C. Dorsey

             /s/ DELAYNE D. GOLD
-------------------------------------------            Trustee                              December 20, 1999
               Delayne D. Gold

             /s/ ROBERT F. GUNIA
-------------------------------------------            Vice President and Trustee           December 20, 1999
               Robert F. Gunia

            /s/ THOMAS T. MOONEY
-------------------------------------------            Trustee                              December 20, 1999
              Thomas T. Mooney

            /s/ THOMAS H. O'BRIEN
-------------------------------------------            Trustee                              December 20, 1999
              Thomas H. O'Brien

             /s/ DAVID R. ODENATH
-------------------------------------------            Trustee                              December 20, 1999
              David R. Odenath

            /s/ RICHARD A. REDEKER
-------------------------------------------            Trustee                              December 20, 1999
              Richard A. Redeker

          /s/ JOHN R. STRANGFELD, JR.
-------------------------------------------            President and Trustee                December 20, 1999
            John R. Strangfeld, Jr.

             /s/ NANCY H. TEETERS
-------------------------------------------            Trustee                              December 20, 1999
              Nancy H. Teeters

             /S/ LOUIS A. WEIL, III
-------------------------------------------            Trustee                              December 20, 1999
               Louis A. Weil, III

             /s/ GRACE C. TORRES
-------------------------------------------            Principal Financial and Accounting   December 20, 1999
               Grace C. Torres                          Officer

                                      C-6